Loans Receivable - Summary of Age Analysis of Post Due Receivables (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Past due receivables	$ 507,118	$ 700,370	$ 266,279
Past due receivables Current	7,154,921	7,409,707	4,647,000
Total Financing Receivables	7,662,039	8,110,077	4,913,279
Recorded Investment > 90 Days and Accruing	268,657	389,431	124,397
30-60 Days Past Due [Member]
Past due receivables	145,715	157,316	65,684
61-90 Days Past Due [Member]
Past due receivables	92,746	153,623	76,198
Greater Than 90 Days [Member]
Past due receivables	$ 268,657	$ 389,431	$ 124,397